CAPITALIZED COMPUTER SOFTWARE COSTS	12 Months Ended
Mar. 31, 2017
CAPITALIZED COMPUTER SOFTWARE COSTS
CAPITALIZED COMPUTER SOFTWARE COSTS

9.CAPITALIZED COMPUTER SOFTWARE COSTS

The Company capitalizes the cost of computer software developed or purchased for internal use or to be sold.

The following is a summary of capitalized computer software costs as of March 31, 2016 and 2017:

	Thousands of Yen
	2016	2017
Balance at beginning of year	¥1,928,106	¥2,257,898
Costs capitalized during year	361,456	486,185
Foreign currency translation adjustment	(2,949)	545
Disposal and other	(28,715)	(416,438)
Balance at end of year	2,257,898	2,328,190
Accumulated amortization, end of year	(1,338,434)	(1,364,949)
Capitalized computer software costs—net	¥919,464	¥963,241

Included in the above are capitalized software costs for projects in progress of ¥59,895 thousand and ¥67,265 thousand at March 31, 2016 and 2017, respectively. For the years ended March 31, 2015, 2016 and 2017, the Company recognized amortization expenses related to capitalized software development costs of ¥302,809 thousand, ¥374,510 thousand and ¥455,876 thousand, respectively.

The following table shows the estimated amortization of capitalized computer software costs for the next five years:

Thousands of
Years ending March 31,	Yen
2018	¥347,506
2019	243,184
2020	171,943
2021	109,248
2022	24,097